Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Summary of Significant Accounting Policies (Textuals)
Depreciation expense	$ 3,897	$ 0
Offering Warrants [Member]
Summary of Significant Accounting Policies (Textuals)
Numbers of antidilutive securities	4,106,500
Insider Warrants [Member]
Summary of Significant Accounting Policies (Textuals)
Numbers of antidilutive securities	6,600,000